Offerings - Offering: 1	Feb. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share, reserved for issuance pursuant to the Lumentum Holdings Inc. 2025 Inducement Equity Incentive Plan
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	82.38
Maximum Aggregate Offering Price	$ 41,190,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,306.19
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional securities that may be necessary to adjust the number of shares reserved for issuance pursuant to the Registrant’s 2025 Inducement Equity Incentive Plan by reason of any stock split, stock dividend or similar adjustment effected without the Registrant’s receipt of consideration that results in an increase in the number of outstanding shares of the Registrant’s common stock.

Consists of shares of the Registrant’s common stock which will be granted to the Registrant’s Chief Executive Officer as an inducement material to his acceptance of employment with the Company.
The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the Registrant’s registration fee on the basis of $82.38 per share, which is the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on February 3, 2025.